Income Taxes - Combined Income Before Taxes and Combined Provision for Taxes (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Combined income before taxes	$ 66,314,883	$ 38,286,046	$ 45,697,258
Combined tax provision differences not deducible-not cumulative in the foreign subsidiaries	$ 20,593,392	$ 5,790,950	$ 9,169,083